Intangible Asset - Net	12 Months Ended
Dec. 31, 2021
Finite Lived Intangible Assets Net [Abstract]
Intangible Asset - Net
9.	Intangible Assets - net

	December 31,
	2021	2020
Computer software	$1,780	$1,586
Less: accumulated amortization	300	112
Net carrying value	$1,480	$1,474

Amortization expense for intangible assets for the year ended December 31, 2021 was $183 (2020 - $106, 2019 - $nil).